Leases (Details) - Schedule of Balance Sheet Information Related to Operating Lease		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets		¥ 12,237,211		¥ 31,403,688		$ 1,728,505
Less: impairment		(3,244,676)				(458,857)
Right-of-use assets		8,992,535		31,403,688		1,269,648
Operating lease liabilities – current		8,806,671		18,079,265		1,243,406
Operating lease liabilities – non-current		5,216,622		13,276,535		736,530
Total operating lease liabilities		14,023,293		31,355,800		$ 1,979,936
Lease expense
Operating lease expense - third party		10,148,284	$ 1,432,827	10,933,292
Short-term lease expense		15,056,781	2,125,853
Sublease income	[1]	(707,009)	(99,822)
Total lease expense		24,498,055	3,458,858	10,933,292	¥ 3,498,048
Other information
Cash paid for operating leases		8,543,549	1,206,256
Right-of-use assets obtained in exchange for operating new lease liabilities		¥ 15,838,886	$ 2,236,278	¥ 35,873,660

[1]	For the year ended December 31, 2023, the Group incurred sublease income of RMB 707,009 (US$99,822), and sublease cost of RMB 858,098 (US$121,154).